Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2024
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals

	December 31,	June 30,
	2023	2024
(In thousands)
Accrued professional service fee	$645	$1,193
Payroll and welfare payables	1,916	1,965
Others	438	513
	$2,999	$3,671